Related party disclosure - Remuneration to Key Management Personnel and Their Relatives (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Remuneration to key management personnel, short term employment benefits	₨ 245	$ 3	₨ 137	₨ 205
Remuneration to key management personnel, share based payment	2,291	30	150	176
Remuneration to key management personnel, post-employment benefits	5	0	11	13
Key management personnel compensation, Total	2,541	33	298	394
Payment to non-executive directors (including Directors sitting fee and commission	76	1	18	12
Relatives of KMP
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	₨ 41	$ 1	₨ 20	₨ 19